Significant Accounting Policies (Details) - Schedule of fair value of warrant liabilities regarding Level 3 fair value measurements - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of fair value of warrant liabilities regarding Level 3 fair value measurements [Abstract]
Warrant liabilities	$ 522,579	$ 533,319	$ 522,579	$ 533,319
Change in fair value of warrants liabilities	(83,280)	$ (22,480)	$ (10,740)	(10,740)	$ (77,859)
Warrant liabilities	$ 439,299			$ 522,579	$ 533,319